Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration of Sales Revenues Generated by Third-Party Customers Comprised - USD ($)	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Customer A [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration of Sales Revenues Generated by Third-Party Customers Comprised [Line Items]
Total	$ 88,189
Total	10.00%
Customer B [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration of Sales Revenues Generated by Third-Party Customers Comprised [Line Items]
Total	$ 166,337
Total	18.00%
Customer C [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration of Sales Revenues Generated by Third-Party Customers Comprised [Line Items]
Total	$ 270,120
Total	29.00%
Customer D [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration of Sales Revenues Generated by Third-Party Customers Comprised [Line Items]
Total	$ 140,275
Total	15.00%
Customer E [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration of Sales Revenues Generated by Third-Party Customers Comprised [Line Items]
Total		$ 742,374
Total		27.00%
Customer F [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration of Sales Revenues Generated by Third-Party Customers Comprised [Line Items]
Total		$ 508,306
Total		19.00%
Customer G [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration of Sales Revenues Generated by Third-Party Customers Comprised [Line Items]
Total		$ 310,690
Total		11.00%
Customer H [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration of Sales Revenues Generated by Third-Party Customers Comprised [Line Items]
Total		$ 309,707
Total		11.00%
Total	$ 664,921	$ 1,871,077
Total	72.00%	69.00%